[FRANKLIN TEMPLETON LETTERHEAD]

One Franklin Parkway,

San Mateo, CA 94403-1906

                June 12, 2009

Via EDGAR Transmission (CIK #0000837274)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Franklin Templeton Variable Insurance Products Trust (the "Trust")
File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the Trust, submitted herewith under the EDGAR system please find Post-Effective Amendment No. 57 (the “Current Amendment”) to the Trust’s registration statement on Form N-1A (“Registration Statement”).

On March 25, 2009, the Trust filed a post-effective amendment to its Registration Statement (the “March Filing”), pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), to add disclosure concerning its new series, Mutual International Securities Fund. The Current Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to make changes to the prospectuses and statement of additional information for the new series in response to comments made by staff of the Commission on the March Filing.

The Current Amendment does not supersede or replace Post-Effective Amendment No 56 to the Registration Statement, which was filed on April 26, 2009 pursuant to Rule 485(b) under the 1933 Act to update the financial statements and make other non-material changes with respect to the existing series of the Trust.

Please direct any inquiries to Kevin Kirchoff at (650) 525-8050.

Sincerely,

/s/ Karen L. Skidmore

Vice President and Secretary

Franklin Templeton Variable Insurance Products Trust

and Senior Associate General Counsel

Franklin Templeton Investments